Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands		Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Schedule of Other Non-Current Assets [Abstract]
Deposits	[1]	¥ 1,865		¥ 3,455
Long-term loan receivables		54
Total		¥ 1,919	$ 264	¥ 3,455

[1]	Deposits mainly consisted of rental deposits and deposit for online stores operated on third party platforms, which will be collected after one year.